Income Taxes (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax expense
Total income tax expense	$ 269,242	$ 339,178
PRC [Member]
Current tax expense
Current tax expense	26,946	32,442
Deferred tax expense
Deferred tax expense	$ 242,296	$ 306,736